FINANCIAL INSTRUMENTS (Details 22) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 738,068	$ 834,686
Allowance account for credit losses of financial assets	6,383	7,902
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	28,708	36,011
Allowance account for credit losses of financial assets	0	0
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	1,941	965
Allowance account for credit losses of financial assets	60	23
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	474	361
Allowance account for credit losses of financial assets	51	37
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	352	87
Allowance account for credit losses of financial assets	69	9
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	133	13
Allowance account for credit losses of financial assets	28	1
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	87	1
Allowance account for credit losses of financial assets	9	0
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	94	2
Allowance account for credit losses of financial assets	94	2
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	67	1
Allowance account for credit losses of financial assets	41	1
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	5,521	5,516
Allowance account for credit losses of financial assets	4,487	5,516
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	700,691	791,729
Allowance account for credit losses of financial assets	1,545	2,313
Letter of credits [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	336,987	375,804
Allowance account for credit losses of financial assets	0	0
Letter of credits [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	1,080	3,076
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 10	$ 41
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 335,897	$ 372,687
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Credit Line [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 396,553	$ 444,671
Allowance account for credit losses of financial assets	4,314	7,755
Credit Line [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	26,888	29,705
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Credit Line [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 1,791	$ 686
Allowance account for credit losses of financial assets	$ 59	$ 21
Expected credit loss rate	3.27%	3.06%
Credit Line [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 300	$ 50
Allowance account for credit losses of financial assets	$ 34	$ 5
Expected credit loss rate	11.22%	10.00%
Credit Line [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 299	$ 87
Allowance account for credit losses of financial assets	$ 38	$ 9
Expected credit loss rate	12.74%	10.34%
Credit Line [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 100	$ 13
Allowance account for credit losses of financial assets	$ 10	$ 1
Expected credit loss rate	9.52%	7.69%
Credit Line [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 87	$ 1
Allowance account for credit losses of financial assets	$ 9	$ 0
Expected credit loss rate	9.82%	0.00%
Credit Line [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 94	$ 0
Allowance account for credit losses of financial assets	$ 93	$ 0
Expected credit loss rate	99.08%	0.00%
Credit Line [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 67	$ 0
Allowance account for credit losses of financial assets	$ 41	$ 0
Expected credit loss rate	60.88%	0.00%
Credit Line [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 3,505	$ 5,406
Allowance account for credit losses of financial assets	$ 2,487	$ 5,406
Expected credit loss rate	70.95%	100.00%
Credit Line [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 363,423	$ 408,723
Allowance account for credit losses of financial assets	$ 1,545	$ 2,313
Expected credit loss rate	0.43%	0.57%
Others [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 4,528	$ 14,211
Allowance account for credit losses of financial assets	2,069	147
Others [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	740	3,230
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Others [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 140	$ 238
Allowance account for credit losses of financial assets	$ 1	$ 2
Expected credit loss rate	0.85%	0.84%
Others [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 174	$ 311
Allowance account for credit losses of financial assets	$ 17	$ 32
Expected credit loss rate	9.94%	10.29%
Others [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 53	$ 0
Allowance account for credit losses of financial assets	$ 31	$ 0
Expected credit loss rate	57.52%	0.00%
Others [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 33	$ 0
Allowance account for credit losses of financial assets	$ 19	$ 0
Expected credit loss rate	55.92%	0.00%
Others [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Others [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 1	$ 2
Allowance account for credit losses of financial assets	$ 1	$ 2
Expected credit loss rate	96.35%	100.00%
Others [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 1
Allowance account for credit losses of financial assets	$ 0	$ 1
Expected credit loss rate	0.00%	100.00%
Others [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 2,016	$ 110
Allowance account for credit losses of financial assets	$ 2,000	$ 110
Expected credit loss rate	99.25%	100.00%
Others [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 1,371	$ 10,319
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%